Vanguard® S&P Mid-Cap 400 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (1.2%)
	New York Times Co. Class A	242,714	13,864
*	Frontier Communications Parent Inc.	329,675	11,944
	Nexstar Media Group Inc. Class A	43,341	7,386
	Warner Music Group Corp. Class A	215,446	5,670
	Iridium Communications Inc.	162,039	4,116
*	ZoomInfo Technologies Inc. Class A	403,848	3,857
*	EchoStar Corp. Class A	179,902	3,190
			50,027
Consumer Discretionary (13.5%)
*	Duolingo Inc. Class A	56,364	29,287
*	Burlington Stores Inc.	93,416	21,324
	Somnigroup International Inc.	306,068	19,913
	Texas Roadhouse Inc. Class A	99,228	19,370
*	GameStop Corp. Class A	604,712	18,020
	Service Corp. International	214,490	16,730
	Aramark	394,306	15,969
	Toll Brothers Inc.	148,589	15,490
	Dick's Sporting Goods Inc.	86,121	15,445
	Wingstop Inc.	43,446	14,846
*	Planet Fitness Inc. Class A	125,207	12,875
	Lithia Motors Inc. Class A	39,620	12,556
*	TopBuild Corp.	43,616	12,339
*	Skechers USA Inc. Class A	195,711	12,142
*	Light & Wonder Inc.	131,340	11,836
	Murphy USA Inc.	27,092	11,563
*	Floor & Decor Holdings Inc. Class A	159,489	11,434
	H&R Block Inc.	199,075	11,337
*	Chewy Inc. Class A	246,376	11,149
	Autoliv Inc.	106,348	10,935
	Churchill Downs Inc.	109,309	10,436
*	Ollie's Bargain Outlet Holdings Inc.	91,141	10,158
*	Cava Group Inc.	120,992	9,833
	Wyndham Hotels & Resorts Inc.	115,628	9,572
*	Five Below Inc.	81,805	9,536
*	Mattel Inc.	501,008	9,489
	Bath & Body Works Inc.	322,105	9,058
	Vail Resorts Inc.	55,667	8,916
*	Taylor Morrison Home Corp. Class A	153,834	8,658
*	Crocs Inc.	83,352	8,502
*	Grand Canyon Education Inc.	42,735	8,455
	Hyatt Hotels Corp. Class A	63,405	8,371
	Boyd Gaming Corp.	98,551	7,388
	Gap Inc.	330,884	7,382
	Gentex Corp.	338,086	7,293
	Lear Corp.	79,728	7,209
*	AutoNation Inc.	38,320	7,045
	PVH Corp.	82,695	6,927
*	Valvoline Inc.	188,903	6,534
	Whirlpool Corp.	82,334	6,429
	Thor Industries Inc.	79,106	6,423
	VF Corp.	492,325	6,134
*	Abercrombie & Fitch Co. Class A	74,867	5,876
	KB Home	103,111	5,318
	Brunswick Corp.	97,982	4,960
	Travel + Leisure Co.	101,578	4,934
	Macy's Inc.	412,403	4,904
*	Goodyear Tire & Rubber Co.	424,284	4,841
	Graham Holdings Co. Class B	5,021	4,792
	Penske Automotive Group Inc.	27,840	4,571
	Choice Hotels International Inc.	33,171	4,202
	Harley-Davidson Inc.	170,764	4,134
*	RH	22,434	4,063

		Shares	Market Value ($000)
*	YETI Holdings Inc.	126,264	3,859
*	Hilton Grand Vacations Inc.	92,518	3,531
*	Visteon Corp.	40,941	3,456
*	Capri Holdings Ltd.	175,452	3,179
	Marriott Vacations Worldwide Corp.	47,783	3,147
	Polaris Inc.	77,704	3,048
	Columbia Sportswear Co.	47,779	3,047
	Wendy's Co.	255,510	2,913
*	Under Armour Inc. Class A	281,662	1,890
*	Under Armour Inc. Class C	190,569	1,201
			566,174
Consumer Staples (5.5%)
*	US Foods Holding Corp.	342,656	27,111
*	Sprouts Farmers Market Inc.	148,720	25,708
	Casey's General Stores Inc.	55,207	24,167
*	BJ's Wholesale Club Holdings Inc.	196,469	22,242
*	Performance Food Group Co.	232,345	20,809
	Albertsons Cos. Inc. Class A	603,214	13,409
	Ingredion Inc.	95,950	13,349
*	BellRing Brands Inc.	190,805	12,011
*	Maplebear Inc.	240,710	10,993
	Coca-Cola Consolidated Inc.	87,673	10,052
*	elf Beauty Inc.	83,859	9,433
*	Celsius Holdings Inc.	234,127	8,869
*	Post Holdings Inc.	68,003	7,521
*	Darling Ingredients Inc.	236,400	7,366
	Flowers Foods Inc.	290,770	4,914
	Lancaster Colony Corp.	28,732	4,810
*	Boston Beer Co. Inc. Class A	12,833	2,950
	Pilgrim's Pride Corp.	59,991	2,949
*	Coty Inc. Class A	544,912	2,686
			231,349
Energy (3.6%)
*	Antero Resources Corp.	435,040	16,292
	DT Midstream Inc.	150,703	15,785
	Ovintiv Inc.	387,149	13,868
	Range Resources Corp.	358,899	13,652
	Permian Resources Corp.	951,324	11,996
	Antero Midstream Corp.	498,244	9,357
	HF Sinclair Corp.	237,776	8,591
	Chord Energy Corp.	90,868	8,178
	Viper Energy Inc. Class A	195,191	7,747
	Matador Resources Co.	172,556	7,422
*	CNX Resources Corp.	221,184	7,140
	ChampionX Corp.	283,649	6,827
	NOV Inc.	566,079	6,793
	Weatherford International plc	108,455	4,729
	Murphy Oil Corp.	204,111	4,272
*	Valaris Ltd.	97,499	3,668
	Civitas Resources Inc.	132,318	3,622
	PBF Energy Inc. Class A	146,060	2,782
			152,721
Financials (18.2%)
	Interactive Brokers Group Inc. Class A	161,934	33,954
	Equitable Holdings Inc.	460,924	24,369
	Fidelity National Financial Inc.	386,644	21,177
	Unum Group	244,402	19,970
	Reinsurance Group of America Inc.	97,972	19,917
	East West Bancorp Inc.	206,211	18,806
	RenaissanceRe Holdings Ltd.	73,253	18,271
	Annaly Capital Management Inc.	860,318	16,303
	Kinsale Capital Group Inc.	32,905	15,531
	First Horizon Corp.	779,439	15,495
	Stifel Financial Corp.	151,967	14,318
	Ally Financial Inc.	408,790	14,308
	Carlyle Group Inc.	313,862	14,187
	Houlihan Lokey Inc. Class A	80,362	14,038
	Primerica Inc.	49,640	13,433

		Shares	Market Value ($000)
	American Financial Group Inc.	107,427	13,319
	Webster Financial Corp.	254,951	13,125
	Old Republic International Corp.	347,041	13,118
	SouthState Corp.	146,061	12,824
	Morningstar Inc.	40,190	12,395
	SEI Investments Co.	143,402	12,226
	Evercore Inc. Class A	52,655	12,189
	Cullen/Frost Bankers Inc.	95,567	12,135
	Pinnacle Financial Partners Inc.	113,856	12,101
	Wintrust Financial Corp.	98,919	11,812
	Jefferies Financial Group Inc.	242,145	11,768
	Western Alliance Bancorp	162,233	11,747
	Commerce Bancshares Inc.	181,595	11,442
	Ryan Specialty Holdings Inc. Class A	158,253	11,326
	Comerica Inc.	195,470	11,159
	UMB Financial Corp.	101,224	10,438
	Zions Bancorp NA	219,913	10,415
	SLM Corp.	312,971	10,131
	Synovus Financial Corp.	209,931	10,041
	Old National Bancorp	474,397	9,896
	Prosperity Bancshares Inc.	141,668	9,867
	MGIC Investment Corp.	369,499	9,773
*	Shift4 Payments Inc. Class A	102,112	9,679
	Hamilton Lane Inc. Class A	64,458	9,604
	RLI Corp.	124,011	9,533
	Voya Financial Inc.	143,087	9,518
	Hanover Insurance Group Inc.	53,583	9,430
	Starwood Property Trust Inc.	476,298	9,407
	Essent Group Ltd.	156,145	9,056
	First American Financial Corp.	153,135	8,546
	Cadence Bank	272,800	8,266
	Selective Insurance Group Inc.	90,377	7,955
	Home BancShares Inc.	274,751	7,773
	United Bankshares Inc.	212,283	7,672
	Affiliated Managers Group Inc.	43,486	7,654
	FNB Corp.	534,675	7,416
	FirstCash Holdings Inc.	57,876	7,403
	Columbia Banking System Inc.	311,563	7,284
	Hancock Whitney Corp.	127,934	6,994
	Glacier Bancorp Inc.	168,592	6,992
	Bank OZK	156,859	6,954
*,1	WEX Inc.	51,904	6,900
	Janus Henderson Group plc	189,111	6,870
	First Financial Bankshares Inc.	191,209	6,742
*	Euronet Worldwide Inc.	61,381	6,646
	Valley National Bancorp	707,226	6,209
	CNO Financial Group Inc.	151,020	5,733
	Kemper Corp.	89,261	5,689
	Associated Banc-Corp	243,575	5,644
*	Brighthouse Financial Inc.	87,295	5,221
	Flagstar Financial Inc.	450,299	5,187
	International Bancshares Corp.	79,458	4,976
*	Texas Capital Bancshares Inc.	68,567	4,916
	Federated Hermes Inc. Class B	116,009	4,896
	Western Union Co.	503,013	4,668
			764,757
Health Care (8.8%)
*	Tenet Healthcare Corp.	141,433	23,870
*	United Therapeutics Corp.	66,407	21,174
*	Illumina Inc.	235,597	19,375
*	Neurocrine Biosciences Inc.	148,301	18,244
	Encompass Health Corp.	149,843	18,116
*	Exelixis Inc.	416,300	17,918
*	BioMarin Pharmaceutical Inc.	283,505	16,463
*	Hims & Hers Health Inc.	284,353	16,083
*	Penumbra Inc.	57,082	15,239
*	Avantor Inc.	1,012,743	13,075
*	HealthEquity Inc.	128,891	12,968
	Chemed Corp.	22,283	12,809

		Shares	Market Value ($000)
	Ensign Group Inc.	84,805	12,488
*	Medpace Holdings Inc.	37,160	10,958
*	Masimo Corp.	66,096	10,741
*	Halozyme Therapeutics Inc.	189,219	10,609
*	Doximity Inc. Class A	198,570	10,343
*	Globus Medical Inc. Class A	169,160	10,011
*	Jazz Pharmaceuticals plc	89,899	9,715
*	Repligen Corp.	77,478	9,148
*	Option Care Health Inc.	252,987	8,268
*	Lantheus Holdings Inc.	103,349	7,809
*	Roivant Sciences Ltd.	625,798	6,878
*	Bio-Rad Laboratories Inc. Class A	28,642	6,500
	Bruker Corp.	164,471	6,036
*	Cytokinetics Inc.	175,354	5,439
	Perrigo Co. plc	202,731	5,427
*	Sarepta Therapeutics Inc.	141,939	5,337
*	Haemonetics Corp.	74,640	5,054
	DENTSPLY SIRONA Inc.	295,891	4,728
*	Envista Holdings Corp.	256,323	4,683
*	Amedisys Inc.	48,758	4,587
*	LivaNova plc	81,013	3,504
*	Acadia Healthcare Co. Inc.	138,456	3,135
*	Sotera Health Co.	228,261	2,794
			369,526
Industrials (22.1%)
	EMCOR Group Inc.	68,420	32,285
	RB Global Inc.	274,299	28,884
	Comfort Systems USA Inc.	52,768	25,235
	Carlisle Cos. Inc.	66,127	25,140
	Curtiss-Wright Corp.	56,011	24,651
	Watsco Inc.	51,802	22,978
	AECOM	197,364	21,680
	Graco Inc.	251,142	21,262
*	XPO Inc.	174,377	19,849
	Woodward Inc.	88,287	19,099
	ITT Inc.	121,064	18,225
*	Clean Harbors Inc.	75,362	17,091
	Owens Corning	127,592	17,091
	BWX Technologies Inc.	136,006	17,082
*	RBC Bearings Inc.	46,509	17,016
*	ATI Inc.	212,149	16,896
	CNH Industrial NV	1,300,300	16,267
	Lincoln Electric Holdings Inc.	83,920	16,246
	nVent Electric plc	245,146	16,131
*	Core & Main Inc. Class A	282,873	15,504
*	MasTec Inc.	91,567	14,278
*	CACI International Inc. Class A	33,346	14,272
	Tetra Tech Inc.	398,670	13,929
	Mueller Industries Inc.	169,158	13,172
	Regal Rexnord Corp.	98,503	13,144
	Applied Industrial Technologies Inc.	57,080	12,930
	Crane Co.	72,352	12,401
*	Paylocity Holding Corp.	64,842	12,378
	Donaldson Co. Inc.	177,625	12,354
*	NEXTracker Inc. Class A	213,743	12,117
	Acuity Inc.	45,605	11,852
*	Middleby Corp.	80,005	11,691
	Advanced Drainage Systems Inc.	105,001	11,546
	Toro Co.	149,656	11,341
*	American Airlines Group Inc.	978,093	11,160
	WESCO International Inc.	66,041	11,088
*	ExlService Holdings Inc.	239,322	11,006
	Knight-Swift Transportation Holdings Inc. Class A	240,791	10,672
*	Fluor Corp.	255,095	10,607
*	Saia Inc.	39,555	10,459
	Esab Corp.	84,509	10,394
	KBR Inc.	198,178	10,343
	Genpact Ltd.	239,021	10,290
	Watts Water Technologies Inc. Class A	40,703	9,855

		Shares	Market Value ($000)
*	Chart Industries Inc.	62,539	9,810
	Simpson Manufacturing Co. Inc.	62,712	9,764
	Flowserve Corp.	195,384	9,752
	AAON Inc.	100,341	9,662
	Oshkosh Corp.	96,763	9,598
	MSA Safety Inc.	58,369	9,512
	Valmont Industries Inc.	29,799	9,477
*	Kirby Corp.	85,363	9,445
*	Alaska Air Group Inc.	183,036	9,322
	Fortune Brands Innovations Inc.	184,734	9,311
	Ryder System Inc.	62,596	9,210
	AGCO Corp.	92,130	9,027
*	Trex Co. Inc.	159,328	8,902
	UFP Industries Inc.	90,293	8,809
*	FTI Consulting Inc.	52,519	8,621
	GATX Corp.	52,823	8,411
	Science Applications International Corp.	72,678	8,397
*	GXO Logistics Inc.	177,659	7,309
	Landstar System Inc.	52,498	7,204
	Timken Co.	94,845	6,496
	Hexcel Corp.	120,593	6,378
	Maximus Inc.	84,111	6,099
	Sensata Technologies Holding plc	222,288	5,793
	Exponent Inc.	75,412	5,757
	MSC Industrial Direct Co. Inc. Class A	66,532	5,402
	Brink's Co.	64,849	5,321
	EnerSys	58,707	4,910
*	Parsons Corp.	69,563	4,510
	Terex Corp.	98,955	4,454
	Concentrix Corp.	68,740	3,847
	Insperity Inc.	52,653	3,408
*	Avis Budget Group Inc.	25,097	3,057
	ManpowerGroup Inc.	70,006	2,937
			931,803
Information Technology (11.1%)
*	Guidewire Software Inc.	124,228	26,711
*	Docusign Inc.	300,476	26,625
*	Okta Inc.	243,329	25,104
*	Pure Storage Inc. Class A	460,973	24,704
*	Flex Ltd.	569,839	24,104
*	Dynatrace Inc.	445,250	24,048
*	Coherent Corp.	230,485	17,432
*	Manhattan Associates Inc.	90,912	17,162
*	Ciena Corp.	211,386	16,924
	Entegris Inc.	224,797	15,453
*	Kyndryl Holdings Inc.	346,092	13,511
*	Fabrinet	53,529	12,465
*	Commvault Systems Inc.	65,442	11,986
	TD SYNNEX Corp.	94,581	11,476
*	MACOM Technology Solutions Holdings Inc.	88,466	10,758
	Universal Display Corp.	65,639	9,409
*	Dropbox Inc. Class A	321,836	9,288
*	Lattice Semiconductor Corp.	205,195	9,221
*	Arrow Electronics Inc.	77,569	9,183
*	Rambus Inc.	158,453	8,472
	MKS Inc.	100,056	8,224
	Vontier Corp.	221,003	7,901
*	Cirrus Logic Inc.	79,001	7,770
	Cognex Corp.	252,459	7,566
	Littelfuse Inc.	36,880	7,563
*	Qualys Inc.	54,404	7,538
*	Lumentum Holdings Inc.	102,864	7,435
*	Appfolio Inc. Class A	34,554	7,297
	Dolby Laboratories Inc. Class A	90,985	6,757
*	Onto Innovation Inc.	73,427	6,751
*	Novanta Inc.	53,397	6,612
	Pegasystems Inc.	66,356	6,513
	Avnet Inc.	128,592	6,431
	Belden Inc.	59,859	6,357

		Shares	Market Value ($000)
*	BILL Holdings Inc.	139,411	6,089
*	Silicon Laboratories Inc.	48,238	5,814
*	Allegro MicroSystems Inc.	194,225	4,924
	Power Integrations Inc.	84,736	4,214
	Crane NXT Co.	73,275	3,928
*	Blackbaud Inc.	56,746	3,531
*	ASGN Inc.	65,796	3,475
*	Synaptics Inc.	58,451	3,435
	Amkor Technology Inc.	168,844	3,043
*	IPG Photonics Corp.	39,307	2,604
			465,808
Materials (5.9%)
	Reliance Inc.	80,498	23,572
	RPM International Inc.	191,206	21,767
	United States Steel Corp.	334,896	18,024
	Carpenter Technology Corp.	74,291	17,458
	Royal Gold Inc.	97,812	17,422
	Crown Holdings Inc.	174,104	17,149
	AptarGroup Inc.	98,898	15,666
	Alcoa Corp.	384,249	10,286
	Eagle Materials Inc.	49,515	10,013
*	Axalta Coating Systems Ltd.	324,407	9,992
	Graphic Packaging Holding Co.	446,482	9,921
	Louisiana-Pacific Corp.	92,943	8,371
*	Knife River Corp.	84,167	7,920
	Commercial Metals Co.	168,926	7,870
	NewMarket Corp.	11,328	7,296
	Sonoco Products Co.	146,060	6,652
	Silgan Holdings Inc.	120,663	6,645
	Cabot Corp.	80,591	6,019
	Avient Corp.	136,006	4,914
*	Cleveland-Cliffs Inc.	718,900	4,191
	Scotts Miracle-Gro Co.	64,240	3,826
	Westlake Corp.	49,823	3,539
	Ashland Inc.	70,354	3,483
	Olin Corp.	172,480	3,348
	Greif Inc. Class A	38,568	2,144
			247,488
Real Estate (6.9%)
	WP Carey Inc.	325,519	20,430
	Gaming & Leisure Properties Inc.	408,151	19,061
	Equity LifeStyle Properties Inc.	284,200	18,067
	American Homes 4 Rent Class A	471,868	17,860
	Lamar Advertising Co. Class A	130,794	15,766
*	Jones Lang LaSalle Inc.	70,572	15,716
	Omega Healthcare Investors Inc.	419,212	15,511
	CubeSmart	336,395	14,384
	EastGroup Properties Inc.	77,263	13,100
	Agree Realty Corp.	159,231	11,990
	Rexford Industrial Realty Inc.	338,433	11,926
	NNN REIT Inc.	278,989	11,651
	Brixmor Property Group Inc.	455,071	11,563
	STAG Industrial Inc.	277,405	9,870
	First Industrial Realty Trust Inc.	196,866	9,731
	Vornado Realty Trust	246,911	9,301
	Healthcare Realty Trust Inc. Class A	526,881	7,640
	Kite Realty Group Trust	326,585	7,224
	Cousins Properties Inc.	249,258	6,997
	Independence Realty Trust Inc.	342,571	6,368
	EPR Properties	112,532	6,267
	Sabra Health Care REIT Inc.	351,627	6,147
	Kilroy Realty Corp.	158,270	5,096
	Rayonier Inc.	208,708	4,946
	COPT Defense Properties	167,686	4,603
	PotlatchDeltic Corp.	106,821	4,202
	National Storage Affiliates Trust	103,976	3,577
	Park Hotels & Resorts Inc.	307,935	3,190
			292,184

			Shares	Market Value ($000)
Utilities (2.9%)
		Essential Utilities Inc.	375,807	14,480
		OGE Energy Corp.	298,970	13,295
		UGI Corp.	319,577	11,524
		National Fuel Gas Co.	134,710	11,119
		IDACORP Inc.	79,212	9,422
		TXNM Energy Inc.	134,059	7,600
		Portland General Electric Co.	162,554	6,892
		New Jersey Resources Corp.	148,975	6,837
		Spire Inc.	86,733	6,529
		Southwest Gas Holdings Inc.	89,518	6,430
		Ormat Technologies Inc.	85,426	6,350
		ONE Gas Inc.	84,213	6,296
		Black Hills Corp.	106,436	6,223
		ALLETE Inc.	86,279	5,612
		Northwestern Energy Group Inc.	91,293	5,051
				123,660
Total Common Stocks (Cost $3,461,300)				4,195,497
		Coupon
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund (Cost $7,528)	4.342%	75,296	7,529
Total Investments (99.9%) (Cost $3,468,828)				4,203,026
Other Assets and Liabilities—Net (0.1%)				2,871
Net Assets (100%)				4,205,897
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,063.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,104 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	June 2025	27	8,111	445

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
TD SYNNEX Corp.	8/29/25	BANA	1,939	(4.338)	178	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	4,195,497	—	—	4,195,497
Temporary Cash Investments	7,529	—	—	7,529
Total	4,203,026	—	—	4,203,026

Derivative Financial Instruments
Assets
Futures Contracts[1]	445	—	—	445
Swap Contracts	—	178	—	178
Total	445	178	—	623
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.